PENSIONS AND OTHER POST RETIREMENT BENEFITS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Annual contribution (as a percent)	5.00%
Maximum
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Annual contribution (as a percent)	11.50%
Defined benefits pension plans
Change in benefit obligation
Experience gain arising on plan liabilities	$ 26	$ 11
Defined benefits pension plans | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	7,708	6,730
Current service costs	272	220
Plan participants' contributions	17	16
Benefits paid	(316)	(293)
Interest costs	238	255
Foreign exchange	1	(13)
Settlements	5	5
Experience gain arising on plan liabilities	(26)	(11)
Actuarial gain arising from changes in demographic assumptions	50
Actuarial loss arising from changes in financial assumptions	733	799
Benefit obligation at end of year	8,682	7,708
Defined benefits pension plans | Plan assets
Change in benefit obligation
Benefit obligation at beginning of year	6,693	5,795
Employer contributions	132	157
Plan participants' contributions	17	16
Benefits paid	(290)	(269)
Interest costs	(203)	(218)
Foreign exchange	1	8
Settlements	5	5
Administrative costs	2	2
Return on plan assets greater than discount rate	548	781
Benefit obligation at end of year	7,305	6,693
Net unfunded obligation	(1,377)	(1,015)
Defined benefits other post retirement benefits
Change in benefit obligation
Experience gain arising on plan liabilities	6	2
Defined benefits other post retirement benefits | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	631	557
Current service costs	15	13
Benefits paid	(24)	(24)
Interest costs	19	22
Foreign exchange		(1)
Experience gain arising on plan liabilities	(6)	(2)
Actuarial gain arising from changes in demographic assumptions	12
Actuarial loss arising from changes in financial assumptions	43	66
Benefit obligation at end of year	690	631
Defined benefits other post retirement benefits | Plan assets
Change in benefit obligation
Net unfunded obligation	$ (690)	$ (631)
Pension and Other Post Retirement Benefits | Canada
Change in benefit obligation
Percentage of net unfunded obligations	96.00%	97.00%
Pension and Other Post Retirement Benefits | Canada | Weighted average
Change in benefit obligation
Weighted average duration of defined benefit obligation	15 years 9 months 18 days	14 years 7 months 6 days